Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
December 31, 2012	$ 89,169
Additions	0
Payments	0
Sepember 30, 2013	88,946
Deutsche Bank Nederland [Member]
December 31, 2012	29,259
Additions	0
Payments	0
Sepember 30, 2013	29,259
Credit Suisse [Member]
December 31, 2012	36,450
Additions	0
Payments	0
Sepember 30, 2013	36,450
National Bank of Greece [Member]
December 31, 2012	23,237
Additions	0
Payments	0
Sepember 30, 2013	$ 23,237